CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows provided by Operating Activities:
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 4)	13,140	10,309	11,070
Amortization of deferred financing costs (Note 12)	268	196	197
Amortization of deferred revenue (Note 8)	(50)	(221)	(107)
Amortization of prepaid charter revenue (Note 6)	8,566	11,610	20,322
Impairment losses (Note 4)	6,607	0	42,323
Loss on vessels' sale (Note 4)	8,300	695	16,481
Compensation cost on restricted stock awards (Note 10)	928	341	371
Actuarial gain / (loss)	73	(68)	0
(Increase) / Decrease in:
Accounts receivable, trade	(62)	(157)	(319)
Inventories	(1,397)	(343)	1,242
Prepaid expenses and other assets	(487)	(714)	(362)
Increase / (Decrease) in:
Accounts payable, trade and other	900	68	(933)
Due to related parties	604	600	(254)
Accrued liabilities	289	154	(619)
Deferred revenue	206	(310)	(406)
Other liabilities	(48)	89	80
Drydock costs	(2,861)	0	0
Net Cash provided by Operating Activities	17,445	25,487	31,740
Cash Flows used in Investing Activities:
Vessel acquisitions and other vessel costs (Note 4)	(113,020)	(60,379)	(107,864)
Proceeds from sale of vessels, net of expenses	7,045	8,784	33,665
Acquisition of time charter (Note 6)	(6,000)	0	(8,500)
Land acquisition (Note 5)	0	(871)	0
Property and equipment additions	(39)	(29)	(421)
Insurance settlements	263	859	1,457
Net Cash used in Investing Activities	(111,751)	(51,636)	(81,663)
Cash Flows provided by Financing Activities:
Proceeds from long term debt from a related party (Note 3)	0	0	50,000
Proceeds from long term bank debt (Note 7)	148,000	0	6,000
Repayments / prepayments of long term debt (Note 7)	(103,263)	0	0
Issuance of common stock, net of issuance costs	0	96,001	12,356
Payments of financing costs (Notes 3 and 7)	(3,177)	0	0
Cash dividends (Note 13)	(739)	(7,534)	(29,674)
Changes in restricted cash	870	0	(600)
Net Cash provided by Financing Activities	41,691	88,467	38,082
Net increase/ (decrease) in cash and cash equivalents	(52,615)	62,318	(11,841)
Cash and cash equivalents at beginning of period	82,003	19,685	31,526
Cash and cash equivalents at end of period	29,388	82,003	19,685
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 5,571	$ 6,106	$ 3,783